SHARE-BASED COMPENSATION - Restricted Shares Plan (Details) - Restricted shares $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2023 USD ($)
Shares awarded number
Outstanding at beginning	26,692,248	16,961,864	6,067,400
Vested	(5,683,896)	(3,138,104)	(929,672)
Granted	8,769,800	14,357,520	12,105,712
Forfeited	(2,500,424)	(1,489,032)	(281,576)
Outstanding at end	27,277,728	26,692,248	16,961,864
Weighted-average grant date fair value per share
Outstanding at beginning | $ / shares	$ 5.3631	$ 5.6793	$ 4.6827
Vested | $ / shares	5.0877	5.7371	4.6827
Granted | $ / shares	6.1047	5.0877	5.7371
Forfeited | $ / shares	5.2052	5.5209	5.4426
Outstanding at end | $ / shares	$ 5.6734	$ 5.3631	$ 5.6793
Unrecognized compensation expenses related to the restricted shares	$ 1,130,550			$ 144,740
Unrecognized compensation expenses related to the restricted shares expected to be recognized over a weighted-average period	3 years 10 months 24 days
2019 Share Incentive Plan
Shares awarded number
Granted	8,769,800	14,357,520	12,105,712